Significant Contingencies and Unrecognized Contract Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Future Minimum Lease Payments under Renewable Operating Leases
(4)	The Company entered into several operating lease contracts for land and office. These renewable operating leases will expire in various years through 2038. Future minimum lease payments under those leases are as follows:

Year	As of December 31, 2017
NT$
(In Thousands)
2018	$362,929
2019	352,100
2020	327,725
2021	314,224
2022	317,854
2023 and thereafter	3,063,106

Total	$4,737,938